UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive
         Suite 1550
         McLean, VA  22102

13F File Number:  028-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Spagnola
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

 /s/ Debra Spagnola     McLean, VA     January 11, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $53,159 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101      726     7821 SH       SOLE                     7821        0        0
ABBOTT LABS                    COM              002824100      699    10673 SH       SOLE                    10673        0        0
APPLE INC                      COM              037833100     1477     2775 SH       SOLE                     2775        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102      718    26200 SH       SOLE                    26200        0        0
BANK OF AMERICA CORPORATION    COM              060505104     2601   224000 SH       SOLE                   224000        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      700    21486 SH       SOLE                    21486        0        0
CAMPBELL SOUP CO               COM              134429109      726    20794 SH       SOLE                    20794        0        0
CENTURYLINK INC                COM              156700106      726    18561 SH       SOLE                    18561        0        0
CONAGRA FOODS INC              COM              205887102      777    26338 SH       SOLE                    26338        0        0
CONSOL ENERGY INC              COM              20854P109     2311    72000 SH       SOLE                    72000        0        0
COOPER TIRE & RUBR CO          COM              216831107     1681    66300 SH       SOLE                    66300        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      665    14779 SH       SOLE                    14779        0        0
EASTMAN CHEM CO                COM              277432100      878    12908 SH       SOLE                    12908        0        0
EMERSON ELEC CO                COM              291011104      807    15231 SH       SOLE                    15231        0        0
GOOGLE INC                     CL A             38259p508     1556     2200 SH       SOLE                     2200        0        0
INTEL CORP                     COM              458140100     1959    95000 SH       SOLE                    95000        0        0
JOHNSON & JOHNSON              COM              478160104      744    10608 SH       SOLE                    10608        0        0
JPMORGAN CHASE & CO            COM              46625h100     3004    68319 SH       SOLE                    68319        0        0
LAZARD LTD                     SHS A            G54050102      959    32130 SH       SOLE                    32130        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              g5876h105     1561   215000 SH       SOLE                   215000        0        0
MICROSOFT CORP                 COM              594918104     1253    46906 SH       SOLE                    46906        0        0
MORGAN STANLEY                 COM NEW          617446448     1166    61000 SH       SOLE                    61000        0        0
NORFOLK SOUTHERN CORP          COM              655844108      696    11250 SH       SOLE                    11250        0        0
ORACLE CORP                    COM              68389X105     1509    45300 SH       SOLE                    45300        0        0
PENNEY J C INC                 COM              708160106     2375   120500 SH       SOLE                   120500        0        0
PFIZER INC                     COM              717081103      730    29122 SH       SOLE                    29122        0        0
PROCTER & GAMBLE CO            COM              742718109      722    10634 SH       SOLE                    10634        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     2498    73473 SH       SOLE                    73473        0        0
SAP AG                         SPON ADR         803054204     1768    22000 SH       SOLE                    22000        0        0
SPDR GOLD TRUST                GOLD SHS         78463v107     3532    21800 SH       SOLE                    21800        0        0
SWIFT TRANSN CO                CL A             87074u101     3402   373000 SH       SOLE                   373000        0        0
SYSCO CORP                     COM              871829107      729    23041 SH       SOLE                    23041        0        0
TIME WARNER INC                COM NEW          887317303      773    16163 SH       SOLE                    16163        0        0
U S AIRWAYS GROUP INC          COM              90341w108     3469   257000 SH       SOLE                   257000        0        0
UNITED CONTL HLDGS INC         COM              910047109     2548   109000 SH       SOLE                   109000        0        0
VIACOM INC NEW                 CL B             92553p201      714    13530 SH       SOLE                    13530        0        0